Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL REPORT

March 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2002 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--55.3%
		Alabama--2.2%
$830,000	[2]	Dothan, AL, GO Warrants (Series 2002), 4.00%, 3/1/2003	A1/A+		$841,794
935,000	[2]	Dothan, AL, GO Warrants (Series 2002), 4.50%, 3/1/2004	A1/A+		955,252
975,000	[2]	Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	A1/A+		1,008,033
1,025,000	[2]	Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	A1/A+		1,067,117
1,075,000	[2]	Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	A1/A+		1,130,943
1,000,000	[2]	Huntsville, AL, UT GO Warrants, 5.375%, 12/1/2003	AA/Aa2		1,001,480
2,000,000		Selma, AL IDB, Annual Tender PCR Refunding Bonds (Series 1993B), 4.25% TOBs (International Paper Co.), 7/15/2002	BBB/Baa2		2,000,260

		TOTAL			8,004,879

		Alaska--1.4%
4,000,000		Valdez, AK, Marine Terminal (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	A-2/VMIG2		3,999,120
1,000,000		Valdez, AK, Marine Terminal (Series 1994C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	A-2/VMIG2		995,150

		TOTAL			4,994,270

		Arizona--2.1%
1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		1,007,920
3,000,000		Maricopa County, AZ, Pollution Control Corp., PCR Refunding Bonds (Series 1994B), 3.30% TOBs (Arizona Public Service Co.), Mandatory Tender 11/1/2002	BBB/NR		3,000,330
2,500,000		Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2001A), 5.00%, 1/1/2004	AA/Aa2		2,589,050
1,000,000		Yavapai County, AZ, IDA, Revenue Bonds, 3.30% TOBs (Phelps Dodge Corp.)/(BP Amoco PLC GTD), Optional Tender 12/1/2004	AA+/NR		987,610

		TOTAL			7,584,910

		Arkansas--0.8%
1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2002	BBB/NR		999,150
710,000		Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2002	A/NR		712,258
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Arkansas--continued
$720,000		Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2003	A/NR		$732,744
310,000		Jefferson County, AR, Hospital Refunding Revenue and Improvement Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A/NR		316,110

		TOTAL			2,760,262

		California--2.6%
4,000,000		California Statewide Communities Development Authority (Series 2001B), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 7/1/2002	A-1/VMIG2		4,000,000
1,000,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,020,480
500,000		San Diego, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001C), 3.50% (Hollywood Palms Apartments)/(FNMA LOC), 5/1/2003	AAA/NR		502,175
3,405,000		Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001B), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	NR/A1		3,405,715
600,000		Santa Clara County, CA, Housing Authority, Multifamily Housing Revenue Bonds (Series 2001C), 3.80% (River Town Apartments Project)/(Union Bank of California LOC), 8/1/2004	NR/A1		600,126

		TOTAL			9,528,496

		Colorado--0.3%
1,000,000		Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2003	AA-/Aa3		1,013,280
240,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 4.50%, 12/1/2002	BBB+/Baa2		241,930

		TOTAL			1,255,210

		Florida--0.7%
1,525,000		Palm Beach County, FL, Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2003	A+/NR		1,559,877
1,000,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		990,130

		TOTAL			2,550,007

		Georgia--0.4%
1,365,000		Atlanta, GA, UT GO Bonds, 4.50% (MBIA INS) 12/1/2004	AAA/Aaa		1,413,744

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Hawaii--0.3%
$1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 5.70% (Kapiolani Health Care System)/(Original Issue Yield: 5.85%), 7/1/2003	A/Baa1		$1,022,630

		Illinois--1.0%
920,000		Illinois Health Facilities Authority, Revenue Bonds, 4.50% (Decatur Memorial Hospital), 10/1/2003	A/A2		936,707
500,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2000), 5.00% (Advocate Health Care Network)/(Original Issue Yield: 5.14%), 11/15/2002	AA/A1		508,225
2,000,000		Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds, 7.75% (Woodfield Garden Apartments)/(BNP Paribas LOC), 2/1/2004	A-1+/NR		2,086,840

		TOTAL			3,531,772

		Indiana--2.1%
3,000,000		Huntington County, IN, Community School Corp., 3.00% TANs, 12/27/2002	NR		3,007,410
250,000		Indiana Development Finance Authority, PCR Revenue Refunding Bonds (Series B), 4.40% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2003	BBB+/A2		252,138
1,225,000		Indiana Development Finance Authority, PCR Revenue Refunding Bonds (Series B), 4.40% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2003	BBB+/A2		1,235,474
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2002	BBB/NR		999,600
950,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2002	NR/Aa3		964,915
1,140,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2003	NR/Aa3		1,171,099

		TOTAL			7,630,636

		Iowa--0.4%
1,260,000		Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds (Series 2001), 4.75%, 2/1/2004	AAA/Aaa		1,300,660

		Kansas--1.9%
3,000,000		Burlington, KS (Series B), 3.25% TOBs (Kansas City Power and Light Co.), Optional Tender 8/30/2002	A-2/VMIG1		3,007,800
110,000		Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2003	NR		112,219
120,000		Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2004	NR		123,769
125,000		Johnson County, KS, Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		129,393
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Kansas--continued
$1,250,000		Johnson County, KS (Series C), Unified School District #233, Refunding UT GO Bonds, 5.00% (FGIC INS), 3/1/2004	AAA/Aaa		$1,296,675
1,082,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds, 3.90% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	BBB/A1		1,083,710
1,100,000		Leavenworth, KS, UT GO Temporary Notes (Series 2001B), 4.00%, 3/1/2003	NR/MIG1		1,101,551

		TOTAL			6,855,117

		Kentucky--0.5%
340,000		Kentucky EDFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2003	AA-/Aa3		344,879
1,645,000		Kentucky Infrastructure Authority, Revenue Bonds (Series 2001A), 4.00%, 6/1/2003	AA-/Aa3		1,675,021

		TOTAL			2,019,900

		Louisiana--1.8%
1,000,000		Bastrop, LA IDB (Series 1984 A), 3.60% TOBs (International Paper Co.), Mandatory Tender 4/15/2002	A-2/NR		1,000,000
500,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		512,605
3,035,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, 5.50% TOBs (Loop, Inc.), Mandatory Tender 6/1/2002	A-1/A3		3,047,504
1,900,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2002	BBB-/Baa3		1,903,705

		TOTAL			6,463,814

		Massachusetts--1.9%
605,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		621,268
405,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 4.00% (Caritas Christi Obligated Group), 7/1/2002	BBB/Baa2		406,029
750,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 4.00% (Caritas Christi Obligated Group), 7/1/2003	BBB/Baa2		757,313
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 5.00% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		1,022,200
1,155,000		Massachusetts HEFA, Revenue Bonds (Series C), 4.00% (Milton Hospital), 7/1/2002	BBB+/NR		1,158,396
3,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		3,116,280

		TOTAL			7,081,486

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Michigan--1.3%
$1,000,000		Detroit, MI, Self-Insurance LT GO (Series 1995A), 5.70% (Original Issue Yield: 5.75%), 5/1/2002	BBB+/NR		$1,003,370
375,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 4.00% (Sparrow Obligated Group, MI), 11/15/2002	A/A1		378,836
250,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2003	A/A1		256,715
925,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 1998A), 4.60% (Hackley Hospital Obligated Group), 5/1/2003	NR/Baa1		930,976
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2002	AA-/Aa3		510,435
900,000		Michigan State Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		900,396
750,000		Tahquamenon, MI Area School District, 4.00% TRANs, 6/28/2002	NR		753,150

		TOTAL			4,733,878

		Missouri--0.3%
705,000		Missouri State Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+/NR		709,350
250,000		Missouri State HEFA, Hospital Facilities Revenue Bonds (Series 2000), 5.75% (St. Anthony's Medical Center), 12/1/2002	A/A2		255,078

		TOTAL			964,428

		Nevada--0.6%
2,000,000		Clark County, NV, School District, GO LT (Series 2001F)/(FSA INS), 5.00%, 6/15/2004	AAA/Aaa		2,079,920

		New Jersey--0.6%
2,300,000		Wildwood, NJ, 3.50% BANs, 10/11/2002	NR		2,316,974

		New York--4.1%
1,250,000		Long Island Power Authority, NY, Electrical System Revenue Bonds (Series A), 5.25%, 12/1/2002	A-/Baa1		1,277,113
500,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001D), 4.30% (North Shore Health System Obligated Group)/(Original Issue Yield: 4.375%), 11/1/2003	NR		497,575
5,000,000		New York City, NY, Transitional Finance Authority (Series 3), 2.75% BANs, 11/13/2002	SP-1+/NR		5,028,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		New York--continued
$1,015,000		New York State Dormitory Authority, Revenue Bonds, 3.50% (New York Medical College)/(Fleet National Bank LOC), 7/1/2004	A+/NR		$1,013,538
2,000,000		Niagara Falls, NY, City School District, 3.00% RANs, 10/15/2002	NR		2,009,260
5,000,000		Ogdensburg, NY, Enlarged City School District, 3.75% RANs, 6/28/2002	NR		5,021,850

		TOTAL			14,847,336

		North Carolina--1.3%
2,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		2,033,800
1,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Refunding Bonds, 6.00% (Catawba Electric)/(Original Issue Yield: 6.05%), 1/1/2004	BBB+/Baa1		1,035,050
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.90% (Catawba Electric)/(Original Issue Yield: 5.95%), 1/1/2003	BBB+/Baa1		1,534,455

		TOTAL			4,603,305

		Ohio--7.6%
1,085,000		Beavercreek, OH, City Local School District, Special TANs, 4.25%, 12/1/2004	NR		1,103,282
500,000		Franklin County, OH, Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% (Ohio Presbyterian Retirement Services), 7/1/2031	NR		499,570
1,240,000		Franklin County, OH, Hospital Facility Authority, Refunding Revenue Bonds (Series A), 5.40% (Riverside United Methodist Hospital)/(Original Issue Yield: 5.50%), 5/15/2003	NR/A1		1,270,008
1,230,000	[2]	Franklin County, OH, IDA, Revenue Bonds, 2.375% TOBs (C M Media, Inc.)/(Key Bank, N.A. LOC), Optional Tender 9/1/2002	P-1		1,230,000
1,120,000		Franklin County, OH, Refunding Revenue Bonds, 4.20% (Capitol South Community Urban Redevelopment Corp.), 6/1/2002	NR		1,122,968
900,000		Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998), 4.20% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA/NR		914,931
3,000,000		Lorain County, OH, Hospital Refunding Revenue & Improvement Bonds (Series A), 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,100,590
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Ohio--continued
$2,100,000		Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		$2,091,306
4,000,000		Minerva, OH, Local School District, 2.94% BANs, 8/22/2002	NR		4,007,040
1,825,000		Nelsonville, OH, 2.54% BANs, 3/12/2003	NR		1,825,894
750,000		Oakwood Village, OH, 2.40% BANs, 11/19/2002	NR		751,140
1,076,000		Oakwood Village, OH, 2.50% BANs, 12/12/2002	NR		1,078,841
1,000,000		Ohio State Air Quality Development Authority, PCR Bonds (Series A), 4.00% TOBs (Toledo Edison Co.) 9/1/2003	BBB-/Baa3		999,970
4,000,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2001A), 3.70% TOBs (Cincinnati Gas and Electric Co.), Mandatory Tender 8/1/2002	BBB+/Baa1		4,003,840
1,000,000		Ohio State Air Quality Development Authority (Series A), 4.85% TOBs (Ohio Edison Co.), 2/1/2003	BBB-/Baa2		1,005,660
1,000,000		Ohio State Water Development Authority, PCR Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB/Baa2		995,480
1,000,000		Ohio State Water Development Authority, PCR Bonds (Series A), 5.35% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2002	BBB/Baa2		1,008,130
500,000		Ohio State Water Development Authority, Refunding Revenue Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		500,430

		TOTAL			27,509,080

		Oklahoma--2.2%
4,000,000		Oklahoma Student Loan Authority, Subordinate Auction Rate Notes (Series 2001B1), 2.62%, 06/01/2031	A/NR		4,000,000
2,000,000		Tulsa, OK, International Airport, AMT General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		2,050,060
2,000,000		Tulsa, OK, International Airport, AMT General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,065,220

		TOTAL			8,115,280

		Oregon--0.3%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,033,420

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Pennsylvania--6.5%
$4,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		$4,100,960
1,500,000		Norristown, PA (Series A), 3.00% TRANs, 12/30/2002	NR		1,509,810
3,385,000		Northampton County, PA IDA, 2.15% CP (American Water Capital Corp.), Mandatory Tender 6/3/2002	A-2/VMIG2		3,385,000
3,000,000		Northampton County, PA IDA, 2.20% CP (American Water Capital Corp.), Mandatory Tender 5/10/2002	A-2/VMIG2		3,000,000
325,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2003	BBB/A3		335,832
400,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB/A3		417,868
3,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), 2.349% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and Westdeutsche Landesbank Girozentrale LIQs), Optional Tender 7/1/2003	AAA/Aaa		3,488,310
1,235,000		Pennsylvania State Higher Education Facilities Authority, College & University Revenue Bonds, 5.25% (Marywood University)/(MBIA INS) 6/1/2003	AAA/Aaa		1,275,162
4,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 2.80% TOBs (Washington & Jefferson College)/(Allied Irish Bank PLC -- LOC), Mandatory Tender 11/1/2003	NR/VMIG1		3,991,280
500,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 4.00% (Guthrie Healthcare System, PA), 12/1/2002	A-/NR		503,780
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 4.50% (Guthrie Healthcare System, PA), 12/1/2003	A-/NR		1,016,640
415,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BBB-/NR		432,600

		TOTAL			23,457,242

		Rhode Island--1.4%
2,000,000		Cranston, RI, 3.75% BANs, 11/14/2002	NR		2,004,660
1,000,000	[2]	Johnston, RI (Series 2001), 3.35% BANs, 6/20/2002	BBB-/NR		1,002,680
2,000,000	[2]	Johnston, RI (Series 2001), 3.50% BANs, 6/20/2002	BBB-/NR		2,006,020

		TOTAL			5,013,360

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		South Dakota--0.3%
$500,000		South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		$512,520
555,000		South Dakota State Health & Educational Authority, Revenue Bonds, 4.00% (Avera Health), (AMBAC INS), 7/1/2004	AAA/Aaa		563,791

		TOTAL			1,076,311

		Tennessee--1.0%
600,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.00% (Dominion Resources, Inc.), 11/1/2002	BBB+/NR		603,186
740,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		748,295
710,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		722,517
600,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2003	BBB+/NR		615,444
400,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2004	BBB+/NR		409,964
600,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		616,242

		TOTAL			3,715,648

		Texas--3.3%
1,500,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1995B), 5.05% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2006	BBB/Baa2		1,496,505
1,000,000		Brazos River Authority, TX, PCR Refunding Revenue Bonds (Series A), 4.80% TOBs (Texas Utilities Electric Co.), Mandatory Tender 4/1/2003	BBB/Baa2		1,005,170
2,000,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., Revenue Refunding Bonds (Series A), 5.95% TOBs (American Airlines, Inc.), Mandatory Tender 11/1/2003	BB/B1		1,955,880
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Chemical Corp.), 11/1/2006	BBB/Baa2		990,500
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/(Fleet National Bank LOC), Mandatory Tender 11/1/2006	A+/NR		991,510
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL BONDS--continued
		Texas--continued
$1,500,000		Lewisville, TX, TANs (Series 2001), 4.00%, 2/15/2004	NR		$1,522,650
3,000,000		Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		2,979,780
1,000,000		Tarrant County, TX, Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 9/1/2003	NR		999,600

		TOTAL			11,941,595

		Utah--0.9%
3,300,000		Box Elder County, UT, PCR Bonds, 2.475% TOBs (Nucor Corp.), Optional Tender 10/1/2002	NR/VMIG1		3,297,228

		Virginia--1.1%
1,000,000		Louisa, VA, IDA (Series 1997A), 5.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2002	A-1/VMIG1		1,000,120
3,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2002A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	NR/VMIG1		3,024,870

		TOTAL			4,024,990

		Wisconsin--1.4%
2,000,000		Douglas County, WI, UT GO Bond, 2.75% BANs, 12/1/2002	NR		2,003,500
400,000		Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2002	A+/NR		403,936
1,000,000		Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2003	A+/NR		1,015,580
1,150,000		Wisconsin State HEFA, Refunding Revenue Bonds, 4.00% (Wheaton Franciscan Services), 8/15/2003	A/A2		1,160,764
150,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2003	A-/A3		153,138
120,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		123,068
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		132,552

		TOTAL			4,992,538

		Wyoming--0.7%
2,500,000		Albany County, WY, PCR Bonds (Series 1985), 3.30% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2015	BBB-/NR		2,509,275

		TOTAL SHORT-TERM MUNICIPAL BONDS (IDENTIFIED COST $200,230,197)			200,229,601

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--44.3%
		Alabama--3.4%
$4,000,000		Columbia, AL, IDB, PCR (Series 1995C), Daily VRDNs (Alabama Power Co.)	A-1/VMIG1		$4,000,000
5,000,000		Decatur, AL, IDB (Series 1999), Weekly VRDNs (Trico Steel Company, LLC)/(Chase Manhattan Bank, New York LOC)	A-1+/VMIG1		5,000,000
3,500,000	[2]	Gulf Shores, AL, Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B), Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	A-2/NR		3,500,000

		TOTAL			12,500,000

		Arizona--0.8%
1,500,000		Prescott, AZ IDA (Series A), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,500,000
1,500,000		Prescott, AZ IDA (Series B), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,500,000

		TOTAL			3,000,000

		Florida--1.9%
4,950,000		Broward County, FL, Resource Recovery, Refunding Revenue Bonds (Series 2001A)/(P Floats-PA 817), Weekly VRDNs (Wheelabrator South Broward Inc.)/(Merrill Lynch & Co., Inc. LOC)	A-1+/NR		4,950,000
2,000,000		Greater Orlando, FL, Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A-1/P-2		2,000,000

		TOTAL			6,950,000

		Georgia--1.8%
4,500,000		Atlanta, GA, Water & Sewer (Series 2002 C), Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ)	A-1+/VMIG1		4,500,000
850,000		Bibb County, GA, Development Authority (Series 1991IR-1), Weekly VRDNs (Temple-Inland, Inc.)	A-2/NR		850,000
1,240,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	NR/VMIG1		1,240,000

		TOTAL			6,590,000

		Idaho--0.7%
2,500,000		Boise, ID, Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds (Series 1998), Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2/NR		2,500,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Indiana--3.1%
$7,600,000		Indiana Health Facility Financing Authority (Series 2000B), Daily VRDNs (Clarian Health Partners, Inc.)/(Chase Manhattan Bank SPA)	A-1+/VMIG1		$7,600,000
3,615,000		Lawrence, IN, Economic Development Revenue Bonds (Series 1998), Weekly VRDNs (Lawrence Affordable Housing LLC)/(Bank One, Illinois, N.A. LOC)	A-1/NR		3,615,000

		TOTAL			11,215,000

		Kentucky--1.7%
6,000,000		Berea, KY (Series 1997), Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/VMIG1		6,000,000

		Michigan--0.8%
500,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	NR/VMIG1		500,000
2,500,000		Michigan State Hospital Finance Authority (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	A-1+/VMIG1		2,500,000

		TOTAL			3,000,000

		Minnesota--0.8%
3,000,000		Becker, MN, PCR Refunding Bonds (Series 2000-A), Weekly VRDNs (Northern States Power Co. MN)	A-2/VMIG1		3,000,000

		Mississippi--0.9%
3,200,000		Jackson County, MS, Port Facility, Revenue Refunding Bonds, Daily VRDNs (Chevron U.S.A., Inc.)/(Chevron Corp. GTD)	NR/P-1		3,200,000

		Missouri--0.4%
1,435,000	[2]	Springfield, MO, IDA (Series 1999), Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	A-1+/NR		1,435,000

		Montana--2.3%
8,500,000		Forsyth, Rosebud County, MT, PCR Bonds, Daily VRDNs (Pacificorp)	A-1/NR		8,500,000

		Multi State--0.5%
1,690,461		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	NR/VMIG1		1,690,461

		Nebraska--1.1%
1,590,000	[2]	Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 3.35% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/3/2002	P-2/F-2		1,589,332
2,285,000	[2]	Douglas County, NE, Variable Rate Demand IDRB, 3.35% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/3/2002	P-2/F-2		2,284,040

		TOTAL			3,873,372

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Nevada--3.7%
$13,400,000		Clark County, NV, School District (Series 2001B), Daily VRDNs (FSA INS)/(Bayerische Landesbank Girozentrale LIQ)	A-1+/VMIG1		$13,400,000

		New York--6.3%
11,000,000		New York City Municipal Water Finance Authority (Fiscal 2001 F-1 Bonds), Daily VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		11,000,000
1,900,000		New York City, NY (Series 1993E-5), Daily VRDNs (J.P. Morgan Chase Bank LOC)	A-1+/VMIG1		1,900,000
9,900,000		New York State Energy Research & Development Authority, PCR Bonds (Series 1987B), Daily VRDNs (Niagara Mohawk Power Corp.)/(J.P. Morgan Chase Bank LOC)	A-1+/NR		9,900,000

		TOTAL			22,800,000

		North Carolina--2.5%
8,900,000		Martin County, NC, IFA, Pollution Control Financing Authority Refunding Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		8,900,000

		Ohio--0.4%
1,530,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds, Weekly VRDNs (Lamson & Sessions Co.)/(Mid American National Bank LOC)	NR		1,530,000

		Pennsylvania--0.9%
3,420,000		Erie County, PA, Hospital Authority (Series 1998B), Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, Pennsylvania LIQ)	NR/VMIG1		3,420,000

		South Carolina--1.4%
5,000,000	[2]	South Carolina Jobs-EDA, Economic Development Revenue Bonds, Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	BBB-/Ba1		5,000,000

		Tennessee--3.7%
3,300,000		Carter County, TN, IDB (Series 1983), Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	A-2/NR		3,300,000
4,500,000		Knoxville, TN, Utilities Board (Series 2000), Daily VRDNs (Knoxville, TN Electric System)/ (FSA INS)/(SunTrust Bank LIQ)	A-1+/VMIG1		4,500,000
3,000,000		Sevier County, TN, Public Building Authority (Series IV-B-3), Daily VRDNs (Hamblen County, TN)/(FSA INS)/(J.P. Morgan Guaranty Trust LIQ)	NR/VMIG1		3,000,000
2,480,000		Sevier County, TN, Public Building Authority (Series IV-B-4), Daily VRDNs (Maryville, TN)/(FSA INS)/(J.P. Morgan Guaranty Trust LIQ)	NR/VMIG1		2,480,000

		TOTAL			13,280,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Texas--5.0%
$11,100,000		Harris County, TX, HFDC, Revenue Bonds (Series 1994), Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		$11,100,000
7,145,000		North Central Texas, TX, HFDC (Series D), Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(Nations Bank of Texas, N.A. SA)	A-1+/VMIG1		7,145,000

		TOTAL			18,245,000

		Virginia--0.2%
545,000	[2]	Virginia Small Business Financing Authority (Series 2000), Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	A-2/NR		545,000

		TOTAL VARIABLE RATE DEMAND NOTES (IDENTIFIED COST $160,573,833)			160,573,833

		TOTAL INVESTMENTS (IDENTIFIED COST $360,804,030)[3]			$360,803,434

Securities that are subject to alternative minimum tax represent 26.7% of the portfolio as calculated based on upon total portfolio market value (unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

VMIG2 - This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 This reflects the credit rating of the issuer or enhancer of the security, if applicable; the security is non-rated.

3 The cost of investments for generally accepted accounting principles (GAAP) is $360,804,030. Cost for federal tax purposes is $360,803,329. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $105 which is comprised of $406,563 appreciation and $406,458 depreciation at March 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($362,129,754) at March 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
FNMA	--Federal National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $360,804,030)		$360,803,434
Cash		71,508
Income receivable		2,496,194
Receivable for investments sold		477,000
Receivable for shares sold		4,683,805

TOTAL ASSETS		368,531,941

Liabilities:
Payable for investments purchased	$5,646,065
Payable for shares redeemed	100,299
Income distribution payable	562,625
Accrued expenses	93,198

TOTAL LIABILITIES		6,402,187

Net assets for 180,244,676 shares outstanding		$362,129,754

Net Assets Consist of:
Paid in capital		$362,153,965
Net unrealized depreciation of investments		(596)
Accumulated net realized loss on investments		(24,369)
Undistributed net investment income		754

TOTAL NET ASSETS		$362,129,754

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$163,243,091 ÷ 81,261,266 shares outstanding		$2.01

Institutional Service Shares:
$198,886,663 ÷ 98,983,410 shares outstanding		$2.01

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2002 (unaudited)

Investment Income:
Interest			$3,824,969

Expenses:
Investment adviser fee		$788,352
Administrative personnel and services fee		98,807
Custodian fees		6,255
Transfer and dividend disbursing agent fees and expenses		21,882
Directors'/Trustees' fees		1,714
Auditing fees		5,211
Legal fees		2,010
Portfolio accounting fees		41,075
Distribution services fee--Institutional Service Shares		192,427
Shareholder services fee--Institutional Service Shares		192,427
Share registration costs		35,834
Printing and postage		11,784
Insurance premiums		657
Taxes		10,504
Miscellaneous		874

TOTAL EXPENSES		1,409,813

Waivers:
Waiver of investment adviser fee	$(558,292)
Waiver of distribution services fee--Institutional Service Shares	(79,899)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,618)

TOTAL WAIVERS		(639,809)

Net expenses			770,004

Net investment income			3,054,965

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(23,828)
Net change in unrealized appreciation of investments			(439,052)

Net realized and unrealized loss on investments			(462,880)

Change in net assets resulting from operations			$2,592,085

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2002	Period Ended 9/30/2001 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,054,965	$2,327,673
Net realized loss on investments	(23,828)	(541)
Net change in unrealized appreciation of investments	(439,052)	438,840

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,592,085	2,765,972

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,391,376)	(764,651)
Institutional Service Shares	(1,663,219)	(1,563,022)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,054,595)	(2,327,673)

Share Transactions:
Proceeds from sale of shares	279,933,257	256,052,606
Net asset value of shares issued to shareholders in payment of distributions declared	1,634,968	1,475,137
Cost of shares redeemed	(117,172,099)	(59,769,904)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	164,396,126	197,757,839

Change in net assets	163,933,616	198,196,138

Net Assets:
Beginning of period	198,196,138	--

End of period (including undistributed net investment income of $754 at March 31, 2002)	$362,129,754	$198,196,138

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2002	Period Ended 9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.01	$2.00
Income From Investment Operations:
Net investment income	0.03 [2]	0.08
Net realized and unrealized gain (loss) on investments	(0.00)[2,3]	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.09

Less Distributions:
Distributions from net investment income	(0.03)	(0.08)

Net Asset Value, End of Period	$2.01	$2.01

Total Return[4]	1.30%	4.65%

Ratios to Average Net Assets:

Expenses	0.35%[5]	0.10%[5]

Net investment income	2.56%[2,5]	3.70%[5]

Expense waiver/reimbursement[6]	0.43%[5]	1.08%[5]

Supplemental Data

Net assets, end of period (000 omitted)	$163,243	$83,180

Portfolio turnover	22%	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2. Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to October 1, 2001 have not been restated to reflect this change in presentation.

3 Less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2002	Period Ended 9/30/2001 [1]
Net Asset Value, Beginning of Period:	$2.01	$2.00
Income From Investment Operations:
Net investment income	0.02 [2]	0.07
Net realized and unrealized gain (loss) on investments	(0.00)[2,3]	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.08

Less Distributions:
Distributions from net investment income	(0.02)	(0.07)

Net Asset Value, End of Period	$2.01	$2.01

Total Return[4]	1.10%	4.31%

Ratios to Average Net Assets:

Expenses	0.75%[5]	0.45%[5]

Net investment income	2.16%[2,5]	3.47%[5]

Expense waiver/reimbursement[6]	0.53%[5]	1.23%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$198,887	$115,016

Portfolio turnover	22%	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to October 1, 2001 have not been restated to reflect this change in presentation

3 Less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2002 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 10/1/2001		For the Six Months Ended 3/31/2002
	Cost of Investment	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (decrease)	$384	$384	$370	$(317)	$(53)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000
Institutional Service Shares	500,000,000
TOTAL	1,00,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2002		Period Ended 9/30/2001[1]
Instiutional Shares:	Shares	Amount	Shares	Amount
Shares sold	55,062,254	$110,677,168	43,068,404	$86,539,506
Shares issued to shareholders in payment of distributions declared	355,441	714,437	198,982	399,951
Shares redeemed	(15,486,323)	(31,129,531)	(1,937,492)	(3,893,858)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	39,931,372	$80,262,074	41,329,894	$83,045,599

	Six Months Ended 3/31/2002		Period Ended 9/30/2001[1]
Instiutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	84,201,202	$169,256,089	84,393,559	$169,513,100
Shares issued to shareholders in payment of distributions declared	457,976	920,531	535,138	1,075,186
Shares redeemed	(42,804,792)	(86,042,568)	(27,799,673)	(55,876,046)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	41,854,386	$84,134,052	57,129,024	$114,712,240

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	81,785,758	$164,396,126	98,458,918	$197,757,839

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

INVESTMENT ADVISOR FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

For the six months ended March 31, 2002, the Institutional Shares did not pay or accrue the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended March 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $201,829,461 and $161,359,461, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended March 31, 2002, were as follows:

Purchases	$139,760,336

Sales	$29,212,745

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31417P882
Cusip 31417P874

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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